CONSOLIDATED STATEMENT OF CHANGES IN EQUITY (Parentheticals) - Apr. 15, 2016	$ / shares	kr / shares
Statement of changes in equity [abstract]
Par value of common shares (in DKK) | (per share)	$ 0.01	kr 15